Other assets - Schedule of Other Assets (Detail) - USD ($) $ in Thousands		Dec. 31, 2017	Dec. 31, 2016
Other Assets [Abstract]
Equity investment in affiliate	[1]	$ 60,683	$ 48,182
Intangible assets		27,486	29,812
Restricted cash		14,060	14,059
Capital assets		3,268	1,615
Other		28,787	26,783
Other assets		$ 134,284	$ 120,451

[1]	In March 2011, the Company entered into an agreement to participate in GCI, an investment vehicle established by an affiliate of The Carlyle Group. GCI will invest up to $900,000,000 equity capital in containership assets strategic to the People’s Republic of China, Taiwan, Hong Kong and Macau. The Company agreed to make a minority investment in GCI of up to $100,000,000 during the investment period, which ended March 31, 2016. The Company accounts for its 10.8% (2016 – 10.8%) investment in GCI using the equity method. The investment of $60,683,000 (2016 - $48,182,000) is comprised of the Company’s capital contribution of $51,406,000 (2016 – $44,740,000) and its cumulative equity income on investment of $9,277,000 (2016 – $3,442,000)